Form N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	THRIVENT MUTUAL FUNDS
Entity Central Index Key	0000811869
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Feb. 27, 2026
Supplement to Prospectus [Text Block]	Supplement Dated February 27, 2026to the Summary Prospectus and Prospectus, each dated February 27, 2026, for Thrivent Moderate Allocation Fund, a series of Thrivent Mutual Funds Effective immediately, the expense example for Class S shares in the section of the Thrivent Moderate Allocation Fund’s summary prospectus and prospectus titled “Fees and Expenses” is deleted and replaced with the following:1 Year3 Years5 Years10 YearsClass S$88$317$565$1,276Please include this Supplement with your Summary Prospectus and Prospectus. 31680